Share capital - Authorised, Issued, and Held in Reserve (Details) - shares	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital
Shares authorised	1,314,407,571	1,314,407,571	1,314,407,571
Shares issued	634,244,336	632,365,757	631,028,318	645,560,928
Unissued shares	680,163,235	682,041,814	683,379,253
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	1,127,690,590	1,127,690,590	1,127,690,590
Shares issued	627,912,989	626,034,410	624,696,971
Unissued shares	499,777,601	501,656,180	502,993,619
Sasol preferred ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	28,385,646	28,385,646	28,385,646
Unissued shares	28,385,646	28,385,646	28,385,646
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	158,331,335	158,331,335	158,331,335
Shares issued	6,331,347	6,331,347	6,331,347
Unissued shares	151,999,988	151,999,988	151,999,988